Income Taxes (Income Tax Expense for Continuing Operations Including Noncontrolling Interests) (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal			$ (76)	$ (301)	$ (388)
State			27	13	(91)
Total current expense (benefit)			(49)	(288)	(479)
Deferred:
Taxes before operating loss carryforwards and investment tax credits			(63)	144	(16)
Tax utilization expense of operating loss carryforwards			35	42	42
Investment tax credits			(129)	250	311
State			44	(26)	44
Total deferred expense (benefit)			(113)	410	381
Investment tax credit-gross deferral			18	121	42
Investment tax credit-amortization			(4)	(4)	(3)
Total income tax expense (benefit)	$ 336	$ 173	(148)	239	(59)
Virginia Electric and Power Company
Current:
Federal			17	67	364
State			(17)	(13)	71
Total current expense (benefit)			0	54	435
Deferred:
Taxes before operating loss carryforwards and investment tax credits			212	145	(226)
Tax utilization expense of operating loss carryforwards			0	0	0
Investment tax credits			(148)	(39)	(27)
State			112	118	7
Total deferred expense (benefit)			176	224	(246)
Investment tax credit-gross deferral			18	121	42
Investment tax credit-amortization			(3)	(2)	(2)
Total income tax expense (benefit)			$ 191	$ 397	$ 229